NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Nature Of Operations Basis Of Presentation And Summary Of Significant Accounting Policies Tables
Acquisition Pro forma information
2015
Revenues	$—
Net loss	$(1,640,688)
Net loss per share – basic and diluted	$(0.03)

	Year Ended September 30,
	2016	2015

Revenues	$—	$—
Net loss	$(11,548,647)	$(6,640,600)
Net loss per share – basic and diluted	$(0.17)	$(0.11)